Description of the Business and Basis of Presentation	3 Months Ended	12 Months Ended
	Aug. 31, 2012	May 31, 2012
DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION
DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION

A.    Description of the Business and Basis of Presentation

SofTech, Inc. (the “Company”) was formed in Massachusetts on June 10, 1969. The Company is engaged in the development, marketing, distribution and support of computer software solutions that serve the Product Lifecycle Management (“PLM”) industry. These solutions include software technology offerings for computer aided design as well as product data/lifecycle management and collaboration technologies, all of which fit under the broadly defined PLM industry. The Company’s operations are organized geographically with offices in the U.S. and European sales and customer support offices in Germany and Italy. The Company also has resellers in Asia and Europe.

Since the Recapitalization Transaction described hereunder, the Company has also been actively engaged in acquiring and filing three new U.S. patents, evaluating alternatives for monetizing its existing patents and investigating the acquisition of specific patents already awarded that might enhance our value. It is expected that this kind of activity will become an increasing area of focus and investment over the coming years.

The consolidated financial statements of the Company include the accounts of SofTech, Inc. and its wholly-owned subsidiaries, Information Decisions, Inc. (“IDI”), Workgroup Technology Corporation (“WTC”), SofTech, GmbH and SofTech, Srl. All significant intercompany accounts and transactions have been eliminated in consolidation.

The consolidated condensed financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission without audit; however, in the opinion of management, the information presented reflects all adjustments which are of a normal recurring nature and elimination of intercompany transactions which are necessary to present fairly the Company’s financial position and results of operations. It is recommended that these consolidated condensed financial statements be read in conjunction with the financial statements and the notes thereto included in the Company’s fiscal 2012 results included in the previously filed Form 10-K.

RECAPITALIZATION TRANSACTION

In March 2011, a transaction was completed (the “Recapitalization Transaction”) in which the Company:

issued an aggregate of 384,588 shares of common stock for an aggregate purchase price of $421,765, in a private placement transaction to eight investors;

consummated a $2.9 million term loan and a $300,000 line of credit from One Conant Capital, LLC, a subsidiary of People’s United Bank; and

consummated an agreement with Greenleaf Capital, Inc. (“Greenleaf”), the Company’s sole debt provider and largest shareholder at the time, whereby they accepted $2,750,000 in cash and a $250,000 subordinated note in complete settlement of the $10.6 million of indebtedness then due under its loan agreements with the Company.

Upon consummation of the Recapitalization Transaction, the board of directors and chief executive officer were replaced.

RESUMPTION OF PUBLIC COMPANY REPORTING STATUS

In December 2011, in connection with the effectiveness of our registration statement (333-174818), we became subject again to the public reporting requirements under the Exchange Act.

A.    DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION

SofTech, Inc. (the “Company”) was formed in Massachusetts on June 10, 1969. The Company is engaged in the development, marketing, distribution and support of computer software solutions that serve the Product Lifecycle Management (“PLM”) industry. These solutions include software technology offerings for computer aided design as well as product data/lifecycle management and collaboration technologies, all of which fit under the broadly defined PLM industry. The Company’s operations are organized geographically with offices in the U.S. and European sales and customer support offices in Germany and Italy. The Company also has resellers in Asia and Europe.

The consolidated financial statements of the Company include the accounts of SofTech, Inc. and its wholly-owned subsidiaries, Information Decisions, Inc., Workgroup Technology Corporation, SofTech, GmbH and SofTech, Srl. All significant intercompany accounts and transactions have been eliminated in consolidation.

RECAPITALIZATION TRANSACTION

In March 2011, a transaction was completed (the “Recapitalization Transaction”) in which the Company:

•         issued an aggregate of 384,588 shares of common stock for an aggregate purchase price of $421,765, in a private placement transaction to eight investors;

•         consummated a $2.9 million term loan and a $300,000 line of credit from One Conant Capital, LLC, a subsidiary of People’s United Bank; and

•         consummated an agreement with Greenleaf Capital, Inc. (“Greenleaf”), the Company’s sole debt provider and largest shareholder at the time, whereby Greenleaf accepted $2,750,000 in cash and a $250,000 subordinated note in complete settlement of the $10.6 million of indebtedness then outstanding under the financing agreements with Greenleaf.

Upon consummation of the Recapitalization Transaction, the board of directors and chief executive officer were replaced.

REVERSE STOCK SPLIT

In May 2011, the Company‘s shareholders approved a 1-for-20 reverse stock split of outstanding shares of common stock which became effective June 7, 2011. All references to shares in the consolidated financial statements and accompanying notes, including but not limited to, number of shares and per share amounts, have been adjusted to reflect the reverse stock split retrospectively. Previously awarded options to purchase shares of common stock have also been retrospectively adjusted to reflect the reverse stock split. The par value of our common stock remained at $.10, and the total number of shares authorized for issuance under our articles of organization remained at 20,000,000.

DISCONTINUED OPERATIONS

As described in Note J below, in May 2011, the Company sold its AMT product line. Accordingly, the results of the AMT product line are being presented as discontinued operations. The operating results of the AMT product line have been shown net of income taxes in the Consolidated Statements of Operations as income from discontinued operations and gain on disposal.

Resumption of Public Company Reporting Status

In December 2011, in connection with the effectiveness of the Company’s registration statement (333-174818), it became subject again to the public reporting requirements under the Exchange Act.